Stock-Based Compensation - Summary of restricted stock awards (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Granted | shares	3,019,853
Shares, Ending balance | shares	3,019,853
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Fair Value per Share, Beginning balance	$ 8.02
Fair Value per Share, Granted	8.02
Fair Value per Share, Ending balance	$ 8.02